Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	$ 529,172	$ 87,745
Lease incentives	177,028	239,607
Investments (Note 9)	138,065	123,279
Straight-line rents, prepaid expenses and other	125,541	98,443
Operating lease ROU assets (Note 15)	40,603	43,668
Other tangible fixed assets	22,512	26,018
Debt issuance costs	20,722	26,393
Derivative assets	3,303	11,664
Other receivables	172,488	358,659
Other assets	$ 1,229,434	$ 1,015,476
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 529,172	$ 87,745
Financing receivable, allowance for credit loss	7,000	0
Deferral Agreements
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	490,000	49,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	490,000	49,000
Aircraft Sale Receivable
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	39,000	39,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 39,000	$ 39,000